Related-party transactions - Disclosure of transactions between related parties (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2018	Jul. 31, 2017
Directors of the Company
Disclosure of transactions between related parties [line items]
Aggregate emoluments	£ 177	£ 153	£ 329	£ 329
Pension contributions	5	4	10	9
Employee benefits expense	182	157	339	338
Directors of the Company and key management
Disclosure of transactions between related parties [line items]
Aggregate emoluments	339	301	650	577
Pension contributions	15	12	28	22
Employee benefits expense	£ 354	£ 313	£ 678	£ 599